UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5 (f/k/a Strategic Partners Style Specific Funds)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2010

Date of reporting period:	4/30/2010

Item 1.	Schedule of Investments

Prudential Investment Portfolios 5

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.0%
COMMON STOCKS
Aerospace & Defense 6.0%
44,050	Boeing Co. (The)	$3,190,541
29,400	Precision Castparts Corp.(a)	3,773,196
101,400	United Technologies Corp.	7,599,930

		14,563,667
Air Freight & Logistics 1.7%
102,500	Expeditors International of Washington, Inc.	4,175,850

Auto Components 1.3%
90,500	Johnson Controls, Inc.	3,039,895

Automobiles 1.2%
88,400	Harley-Davidson, Inc.(a)	2,990,572

Biotechnology 0.7%
45,600	Gilead Sciences, Inc.(b)	1,808,952

Capital Markets 5.2%
392,800	Charles Schwab Corp. (The)	7,577,112
15,505	Goldman Sachs Group, Inc. (The)	2,251,326
76,620	Lazard Ltd. (Class A Stock)	2,962,129

		12,790,567
Communications Equipment 4.7%
425,342	Cisco Systems, Inc.(b)	11,450,207

Computers & Peripherals 7.9%
45,491	Apple, Inc.(b)	11,878,610
143,700	Hewlett-Packard Co.	7,468,089

		19,346,699
Construction & Engineering 0.5%
62,900	Quanta Services, Inc.(b)	1,266,177

Diversified Financial Services 1.7%
99,400	JPMorgan Chase & Co.	4,232,452

Electronic Equipment & Instruments 1.2%
81,500	Agilent Technologies, Inc.(b)	2,955,190

Energy Equipment & Services 2.3%
77,379	Schlumberger Ltd.	5,526,408

Food & Staples Retailing 1.2%
50,800	Costco Wholesale Corp.	3,001,264

Food Products 2.5%
201,100	Unilever PLC (United Kingdom)	6,043,110

Healthcare Equipment & Supplies 7.1%
38,300	Alcon, Inc.	5,969,438
107,200	Baxter International, Inc.	5,061,984
132,100	Covidien PLC	6,339,479

		17,370,901
Healthcare Providers & Services 5.0%
28,700	Express Scripts, Inc.(b)	2,873,731
156,600	Medco Health Solutions, Inc.(b)	9,226,872

		12,100,603
Hotels Restaurants & Leisure 1.1%
104,700	Starbucks Corp.	2,720,106

Household Products 1.5%
44,400	Colgate-Palmolive Co.	3,734,040

Industrial Conglomerates 1.2%
87,400	Koninklijke Philips Electronics NV (Netherlands), ADR(a)	2,913,916

Internet & Catalog Retail 1.7%
29,300	Amazon.com, Inc.(b)	4,015,858

Internet Software & Services 4.6%
21,400	Google, Inc. (Class A Stock)(b)	11,244,416

IT Services 5.9%
28,000	Mastercard, Inc. (Class A Stock)(a)	6,945,120
81,900	Visa, Inc. (Class A Stock)	7,389,837

		14,334,957
Machinery 2.3%
42,312	Cummins, Inc.	3,056,196
65,900	Ingersoll-Rand PLC	2,436,982

		5,493,178
Media 3.1%
207,100	Walt Disney Co. (The)	7,629,564

Multiline Retail 2.6%
110,700	Target Corp.	6,295,509

Oil, Gas & Consumable Fuels 3.6%
57,800	Occidental Petroleum Corp.	5,124,548
89,000	Southwestern Energy Co.(b)	3,531,520

		8,656,068
Pharmaceuticals 5.6%
47,500	Abbott Laboratories	2,430,100
80,500	Roche Holding AG (Switzerland), ADR	3,171,700
47,300	Shire PLC (Ireland), ADR	3,114,232
83,300	Teva Pharmaceutical Industries Ltd. (Israel), ADR	4,892,209

		13,608,241
Road & Rail 1.6%
51,300	Union Pacific Corp.	3,881,358

Semiconductors & Semiconductor Equipment 1.1%
120,500	Intel Corp.	2,751,015

Software 2.8%
169,400	Adobe Systems, Inc.(b)	5,690,146
41,000	Microsoft Corp.	1,252,140

		6,942,286
Specialty Retail 2.5%
173,700	Home Depot, Inc. (The)	6,122,925

Textiles, Apparel & Luxury Goods 3.6%
115,300	NIKE, Inc. (Class B Stock)	8,752,423

	Total long-term investments (cost $178,755,031)	231,758,374

SHORT-TERM INVESTMENT 11.8%
Affiliated Money Market Mutual Fund
28,865,950	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $28,865,950; includes $17,101,277 of cash collateral received for securities on loan)(c)(d)	28,865,950

	Total Investments(e) 106.8% (cost $207,620,981)(f)	260,624,324
	Liabilities in excess of other assets (6.8%)	(16,631,343)

	Net Assets 100.0%	$243,992,981

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $16,172,719; cash collateral of $17,101,277 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of April 30, 2010, one security valued at $6,043,110 and representing 2.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$210,173,610	$51,888,208	$(1,437,494)	$50,450,714

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$225,715,264	$6,043,110	$—
Affiliated Money Market Mutual Fund	28,865,950	—	—

Total	$254,581,214	$6,043,110	$—

Prudential Investment Portfolios 5

Prudential Small-Cap Value Fund

Schedule of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS
Aerospace & Defense — 1.0%
9,600	AAR Corp.*	$234,048
17,600	Ceradyne, Inc.*	390,720
9,100	Ducommun, Inc.	208,299
13,100	Ladish Co., Inc.*	360,119

		1,193,186

Air Freight & Logistics — 0.6%
16,700	Air Transport Services Group, Inc.*	91,850
11,200	Atlas Air Worldwide Holdings, Inc.*	619,024

		710,874
Airlines — 1.4%
16,400	Alaska Air Group, Inc.*	679,124
13,500	Hawaiian Holdings, Inc.*	95,850
38,700	Republic Airways Holdings, Inc.*(a)	242,262
40,000	SkyWest, Inc.	599,200

		1,616,436
Auto Components — 0.2%
37,800	Spartan Motors, Inc.	233,226

Beverages — 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	99,144

Biotechnology — 0.1%
24,300	PDL BioPharma, Inc.	141,426

Building Products — 0.5%
4,000	Ameron International Corp.	277,560
17,300	Apogee Enterprises, Inc.	237,702
9,800	Insteel Industries, Inc.	120,148

		635,410
Capital Markets — 1.4%
22,300	BGC Partners, Inc. (Class A Stock)	145,396
32,400	GFI Group, Inc.	223,560
20,100	Knight Capital Group, Inc. (Class A Stock)*(a)	312,555
14,200	optionsXpress Holdings, Inc.*(a)	252,050
10,100	Raymond James Financial, Inc.(a)	309,464
10,400	SWS Group, Inc.	115,128
43	Teton Advisors, Inc. (Class B Stock)*	—
28,800	TradeStation Group, Inc.*	240,768

		1,598,921
Chemicals — 3.2%
8,200	Cytec Industries, Inc.	394,092
12,000	Innophos Holdings, Inc.	341,880
5,800	Innospec, Inc.*	77,198
13,200	LSB Industries, Inc.*	234,432
4,100	Lubrizol Corp. (The)	370,394

34,600	Olin Corp.	726,600
17,200	OM Group, Inc.*	649,300
18,300	RPM International, Inc.	404,064
19,700	Schulman, (A.), Inc.	512,397

		3,710,357
Commercial Banks — 11.9%
3,200	BancFirst Corp.	141,248
18,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	256,296
12,900	BancorpSouth, Inc.(a)	285,606
9,700	Bank of the Ozarks, Inc.	373,159
19,000	Cathay General Bancorp(a)	235,030
300	Century Bancorp, Inc. (Class A Stock)	5,805
20,700	Chemical Financial Corp.	490,590
15,500	City Holding Co.	543,120
26,000	Community Bank System, Inc.	641,420
7,500	Community Trust Bancorp, Inc.	225,150
21,100	CVB Financial Corp.(a)	232,311
3,900	First Bancorp	63,609
15,500	First Community Bancshares, Inc.	258,075
25,600	First Financial Bancorp(a)	489,216
25,500	First Merchants Corp.	222,870
18,200	First Midwest Bancorp, Inc.	276,640
34,295	FirstMerit Corp.(a)	805,932
15,900	FNB Corp.	148,188
5,700	IBERIABANK Corp.(a)	351,348
21,000	Independent Bank Corp.(a)	544,740
33,540	International Bancshares Corp.	810,662
31,874	National Penn Bancshares, Inc.	233,318
25,500	NBT Bancorp, Inc.	623,985
44,300	Old National Bancorp	594,063
12,600	PacWest Bancorp(a)	302,526
5,500	Park National Corp.(a)	376,750
1,700	Renasant Corp.	28,101
6,900	Republic Bancorp, Inc. (Class A Stock)	166,635
9,700	S&T Bancorp, Inc.	233,285
4,200	Sandy Spring Bancorp, Inc.	73,290
2,000	SCBT Financial Corp.	79,580
16,400	Simmons First National Corp. (Class A Stock)	460,512
3,210	Southside Bancshares, Inc.	69,272
3,700	Suffolk Bancorp	114,885
25,850	Susquehanna Bancshares, Inc.	281,765
10,200	SVB Financial Group*(a)	502,146
3,300	Tompkins Financial Corp.	134,046
2,700	Trico Bancshares	51,408
22,600	Trustmark Corp.	553,248
24,900	Umpqua Holdings Corp.	372,006
17,700	United Bankshares, Inc.(a)	514,008
12,600	WesBanco, Inc.	242,928
11,500	Wintrust Financial Corp.	428,950

		13,837,722

Commercial Services & Supplies — 3.7%
13,100	ACCO Brands Corp.*	119,603
12,100	American Reprographics Co.*	120,879
10,400	ATC Technology Corp.*	212,576
13,300	Cenveo, Inc.*	113,981
4,900	Consolidated Graphics, Inc.*	205,359
27,000	Deluxe Corp.	566,190
14,300	Ennis, Inc.	264,407
9,100	G & K Services, Inc. (Class A Stock)	250,159
16,000	Herman Miller, Inc.	339,520
16,600	HNI Corp.	515,264
8,900	Knoll, Inc.	124,422
6,300	M&F Worldwide Corp.*	193,158
20,200	McGrath RentCorp	524,998
7,800	Mobile Mini, Inc.*	129,636
18,700	Schawk, Inc.	354,365
4,800	United Stationers, Inc.*	293,856

		4,328,373
Communications Equipment — 0.7%
28,200	Arris Group, Inc.*	346,578
10,200	Black Box Corp.	318,138
4,200	InterDigital, Inc.*	116,214

		780,930
Construction & Engineering — 1.7%
11,500	Comfort Systems USA, Inc.	161,920
18,200	Dycom Industries, Inc.*	193,284
18,500	EMCOR Group, Inc.*(a)	528,360
13,200	Granite Construction, Inc.(a)	443,652
8,400	Layne Christensen Co.*	229,992
6,000	Sterling Construction Co, Inc.*	105,000
15,000	Tutor Perini Corp.*(a)	364,050

		2,026,258
Consumer Finance — 1.6%
28,000	Advance America Cash Advance Centers, Inc.	160,160
14,200	Cash America International, Inc.	526,252
11,000	Credit Acceptance Corp.*	496,100
5,700	First Cash Financial Services, Inc.*	125,742
8,400	Nelnet, Inc. (Class A Stock)	167,664
1,600	QC Holdings, Inc.	8,304
11,700	World Acceptance Corp.*(a)	412,776

		1,896,998
Containers & Packaging — 0.3%
6,500	Rock-Tenn Co. (Class A Stock)	335,400

Distributors — 0.2%
6,600	Core-Mark Holding Co., Inc.*	201,432

Diversified Consumer Services — 1.2%
9,400	Pre-Paid Legal Services, Inc.*(a)	418,018
31,400	Regis Corp.(a)	600,368
7,700	Steiner Leisure Ltd. (Bahamas)*(a)	360,899

		1,379,285

Diversified Financial Services — 0.6%
15,900	PHH Corp.*	360,771
5,900	Portfolio Recovery Associates, Inc.*	392,173

		752,944
Diversified Telecommunication Services — 0.5%
7,000	Atlantic Tele-Network, Inc.	386,260
22,000	Premiere Global Services, Inc.*	206,140

		592,400
Electric Utilities — 2.9%
9,800	Allete, Inc.	357,406
31,100	El Paso Electric Co.*	660,875
13,500	Empire District Electric Co. (The)	263,385
17,400	IDACORP, Inc.	627,792
3,800	MGE Energy, Inc.	139,688
13,200	UIL Holdings Corp.	383,196
13,800	UniSource Energy Corp.	459,816
3,800	Unitil Corp.	83,904
18,600	Westar Energy, Inc.(a)	440,634

		3,416,696
Electrical Equipment — 3.1%
8,400	Acuity Brands, Inc.	379,764
15,200	Belden, Inc.(a)	417,392
18,700	Brady Corp. (Class A Stock)	642,532
8,100	Encore Wire Corp.	179,901
10,600	EnerSys*	274,328
12,000	Regal-Beloit Corp.	759,240
9,700	Smith (A.O.) Corp.	500,811
10,100	Thomas & Betts Corp.*	423,594

		3,577,562
Electronic Equipment & Instruments — 3.5%
9,100	Anixter International, Inc.*	476,840
8,800	Avnet, Inc.*	281,336
24,900	Benchmark Electronics, Inc.*	538,836
14,900	Brightpoint, Inc.*	120,541
18,500	Checkpoint Systems, Inc.*	417,915
47,200	CTS Corp.	495,600
20,300	Electro Rent Corp.	290,087
4,200	Measurement Specialties, Inc.*	69,174
10,800	Multi-Fineline Electronix, Inc.*	279,936
25,800	Newport Corp.*	305,214
800	PC Connection, Inc.*	5,504
10,300	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	72,306
7,200	SYNNEX Corp.*	197,424
43,600	TTM Technologies, Inc.*(a)	473,496

		4,024,209

Energy Equipment & Services — 4.0%
24,800	Basic Energy Services, Inc.*	253,208
16,300	Bristow Group, Inc.*	630,973
22,200	Cal Dive International, Inc.*	145,632
11,100	Complete Production Services, Inc.*	167,499
9,200	Dawson Geophysical Co.*	269,468
6,200	Gulf Island Fabrication, Inc.	148,614
11,000	Gulfmark Offshore, Inc. (Class A Stock)*	379,170
13,300	Hornbeck Offshore Services, Inc.*	325,451
59,600	Key Energy Services, Inc.*(a)	647,256
18,000	Matrix Service Co.*	191,340
9,100	Natural Gas Services Group, Inc.*	163,163
9,200	Oil States International, Inc.*	444,452
14,000	Pioneer Drilling Co.*	102,760
12,300	RPC, Inc.	167,895
8,600	Tidewater, Inc.(a)	461,046
12,700	Willbros Group, Inc.*	159,385

		4,657,312
Exchange Traded Fund — 0.5%
9,100	iShares Russell 2000 Value Index Fund(a)	620,529

Food & Staples Retailing — 1.8%
11,400	Andersons, Inc. (The)	411,996
20,200	Ingles Markets, Inc. (Class A Stock)	323,806
12,200	Nash-Finch Co.	427,244
14,800	Pantry, Inc. (The)*	234,136
19,300	Ruddick Corp.(a)	682,062

		2,079,244
Food Products — 0.6%
8,500	Cal-Maine Foods, Inc.(a)	283,730
21,000	Fresh del Monte Produce, Inc. (Cayman Islands)*	438,270

		722,000
Gas Utilities — 2.1%
4,600	AGL Resources, Inc.	181,746
15,300	Atmos Energy Corp.	452,574
8,800	Energen Corp.	430,056
3,600	Laclede Group, Inc. (The)	122,688
9,500	ONEOK, Inc.	466,830
23,700	Southwest Gas Corp.	737,070

		2,390,964
Healthcare Equipment & Supplies — 0.5%
6,000	Hill-Rom Holdings, Inc.	190,260
15,000	Invacare Corp.	396,450

		586,710
Healthcare Providers & Services — 3.7%
30,800	Alliance HealthCare Services, Inc.*	165,088

17,300	AMN Healthcare Services, Inc.*	158,122
21,100	AmSurg Corp.*	437,192
22,700	Centene Corp.*(a)	519,830
19,600	Cross Country Healthcare, Inc.*	196,392
21,500	HealthSouth Corp.*(a)	439,890
32,000	HealthSpring, Inc.*	563,200
3,100	Healthways, Inc.*	50,499
14,400	inVentiv Health, Inc.*	331,632
27,100	Kindred Healthcare, Inc.*	483,464
22,700	MedCath Corp.*	225,638
11,100	Molina Healthcare, Inc.*	323,787
11,500	Res-Care, Inc.*	133,860
17,600	Sun Healthcare Group, Inc.*	157,344
3,800	Universal American Corp.*	58,330
2,600	US Physical Therapy, Inc.*	45,604

		4,289,872
Hotels, Restaurants & Leisure — 3.0%
15,800	Bob Evans Farms, Inc.	488,694
6,600	California Pizza Kitchen, Inc.*	135,300
11,600	CEC Entertainment, Inc.*	452,980
5,600	Cheesecake Factory, Inc. (The)*	152,152
10,600	Cracker Barrel Old Country Store, Inc.	523,322
6,500	Dover Downs Gaming & Entertainment, Inc.	25,545
10,700	Jack in the Box, Inc.*(a)	251,664
9,800	Life Time Fitness, Inc.*	360,248
9,200	Monarch Casino & Resort, Inc.*	106,904
6,000	P.F. Chang’s China Bistro, Inc.*	261,840
5,800	Papa John’s International, Inc.*	158,920
23,200	Ruby Tuesday, Inc.*	259,608
13,800	Sonic Corp.*(a)	161,598
10,800	Speedway Motorsports, Inc.	175,500

		3,514,275
Household Durables — 1.6%
13,200	American Greetings Corp. (Class A Stock)	324,192
6,350	Blyth, Inc.	366,014
15,600	CSS Industries, Inc.	312,312
4,200	Helen of Troy Ltd. (Bermuda)*	113,442
15,600	Meritage Homes Corp.*	370,968
15,300	Ryland Group, Inc.	348,534

		1,835,462
Household Products — 0.1%
10,000	Central Garden & Pet Co. (Class A Stock)*	103,300

Industrial Conglomerates — 0.8%
400	Seaboard Corp.	584,004
3,800	Standex International Corp.	90,706
11,700	Tredegar Corp.	199,602

		874,312

Insurance — 6.9%
7,600	American Physicians Capital, Inc.	254,144
8,400	AMERISAFE, Inc.*	143,640
7,900	AmTrust Financial Services, Inc.	107,677
14,394	Argo Group International Holdings Ltd. (Bermuda)	474,858
15,400	CNA Surety Corp.*	258,258
30,600	Delphi Financial Group, Inc. (Class A Stock)	841,500
14,000	Employers Holdings, Inc.	230,720
1,600	Enstar Group Ltd. (Bermuda)*	105,792
10,800	FPIC Insurance Group, Inc.*	293,976
15,100	HCC Insurance Holdings, Inc.	410,569
9,300	Infinity Property & Casualty Corp.	429,009
37,300	Meadowbrook Insurance Group, Inc.	294,670
31,000	National Financial Partners Corp.*	477,090
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)	811,178
16,200	ProAssurance Corp.*	987,390
10,700	Safety Insurance Group, Inc.	399,003
7,300	SeaBright Insurance Holdings, Inc.	79,424
35,600	Selective Insurance Group, Inc.	594,876
9,100	Tower Group, Inc.	209,846
27,600	Universal Insurance Holdings, Inc.	139,380
6,225	Validus Holdings Ltd. (Bermuda)	159,173
8,000	Zenith National Insurance Corp.	302,560

		8,004,733
Internet & Catalog Retail — 0.2%
13,600	NutriSystem, Inc.(a)	262,888

Internet Software & Services — 1.1%
41,700	EarthLink, Inc.	376,134
4,200	j2 Global Communications, Inc.*	101,136
11,600	Perficient, Inc.*	144,652
61,049	United Online, Inc.(a)	486,561
14,800	ValueClick, Inc.*	152,144

		1,260,627
IT Services — 2.3%
23,900	Acxiom Corp.*	456,012
9,900	CACI International, Inc. (Class A Stock)*(a)	469,557
19,500	CSG Systems International, Inc.*	443,040
15,200	Euronet Worldwide, Inc.*	242,136
20,600	Global Cash Access Holdings, Inc.*	178,808
21,300	Heartland Payment Systems, Inc.	391,494
11,400	Ness Technologies, Inc.*	73,758
12,200	TeleTech Holdings, Inc.*	201,910
9,000	Unisys Corp.*	252,180

		2,708,895
Leisure Equipment & Products — 1.0%
22,400	JAKKS Pacific, Inc.*(a)	342,496
7,400	Polaris Industries, Inc.	437,858
4,700	Pool Corp.	115,291
11,700	RC2 Corp.*	214,929

		1,110,574

Life Science Tools & Services — 0.2%
16,000	Kendle International, Inc.*	264,800

Machinery — 3.1%
17,800	Actuant Corp. (Class A Stock)	408,154
5,000	American Railcar Industries, Inc.	81,750
6,700	Cascade Corp.	233,562
5,000	Chart Industries, Inc.*	114,950
14,500	Columbus McKinnon Corp.*	261,435
11,100	Crane Co.	398,934
6,500	Dynamic Materials Corp.	116,740
17,200	EnPro Industries, Inc.*(a)	543,176
32,400	Force Protection, Inc.*	173,340
4,400	Greenbrier Cos., Inc.*	71,632
2,800	Harsco Corp.	86,688
1,700	Miller Industries, Inc.	24,310
6,200	Mueller Industries, Inc.	183,830
13,600	Timken Co.	478,448
13,500	Watts Water Technologies, Inc. (Class A Stock)	478,980

		3,655,929
Marine — 0.6%
34,400	Eagle Bulk Shipping, Inc.*(a)	199,176
13,500	Genco Shipping & Trading Ltd. (Marshall Island)*(a)	312,660
4,900	International Shipholding Corp.	148,666

		660,502
Media — 1.0%
34,600	Belo Corp. (Class A Stock)(a)	299,982
24,000	Harte-Hanks, Inc.	345,600
6,900	Mediacom Communications Corp. (Class A Stock)*	45,678
12,400	Scholastic Corp.	334,924
12,100	Sinclair Broadcast Group, Inc. (Class A Stock)*(a)	83,369

		1,109,553
Metals & Mining — 1.9%
15,200	A.M. Castle & Co.*	208,544
9,400	Brush Engineered Materials, Inc.*	279,462
22,300	Commercial Metals Co.	331,824
9,700	Haynes International, Inc.	348,327
9,900	Kaiser Aluminum Corp.	397,881
6,200	RTI International Metals, Inc.*	167,710
3,800	Universal Stainless & Alloy*	88,654
23,300	Worthington Industries, Inc.	372,101

		2,194,503
Multi-Line Retail — 0.1%
11,600	Retail Ventures, Inc.*	125,512

Multi-Utilities — 2.2%
31,000	Avista Corp.	670,530
20,800	Black Hills Corp.	684,112
10,600	CH Energy Group, Inc.	439,052
15,400	NorthWestern Corp.(a)	465,388
14,500	Vectren Corp.(a)	362,645

		2,621,727

Oil, Gas & Consumable Fuels — 3.0%
12,400	ATP Oil & Gas Corp.*(a)	226,424
15,400	Berry Petroleum Co. (Class A Stock)	498,498
11,300	Bill Barrett Corp.*	385,104
10,000	Delek US Holdings, Inc.	70,100
13,800	DHT Holdings, Inc.	65,136
7,600	Frontline Ltd. (Bermuda)	277,400
26,800	General Maritime Corp. (Marshall Island)	217,348
12,200	Holly Corp.(a)	329,400
15,200	Knightsbridge Tankers Ltd. (Bermuda)	287,888
9,600	Ship Finance International Ltd. (Bermuda)(a)	190,080
11,801	Southern Union Co.	308,348
11,000	St. Mary Land & Exploration Co.	442,640
2,500	Swift Energy Co.*(a)	90,450
30,400	Western Refining, Inc.*(a)	162,944

		3,551,760
Paper & Forest Products — 0.5%
500	Clearwater Paper Corp.*	31,840
14,500	Kapstone Paper And Packaging Corp.*	187,050
21,800	P.H. Glatfelter Co.	320,242

		539,132
Personal Products — 0.4%
47,700	American Oriental Bioengineering, Inc.*(a)	193,185
3,300	Elizabeth Arden, Inc.*	60,093
19,200	Prestige Brands Holdings, Inc.*	187,008

		440,286
Pharmaceuticals
5,400	Caraco Pharmaceutical Laboratories Ltd.*	34,830

Professional Services — 0.8%
3,600	CRA International, Inc.*	83,628
21,700	School Specialty, Inc.*	509,082
7,000	Towers Watson & Co. (Class A Stock)	336,000

		928,710
Real Estate Investment Trusts — 5.0%
14,200	Agree Realty Corp.	363,946
28,800	BioMed Realty Trust, Inc.(a)	533,088
24,300	Capstead Mortgage Corp.	275,076
28,798	Cousins Properties, Inc.	232,112
55,216	DiamondRock Hospitality Co.*	606,824
19,200	Entertainment Properties Trust	839,424
5,300	Getty Realty Corp.	131,281
14,800	Kilroy Realty Corp.	518,888
26,700	LaSalle Hotel Properties	703,545
22,100	Medical Properties Trust, Inc.	222,105
4,400	National Health Investors, Inc.	178,728
7,600	Parkway Properties, Inc.	149,720

4,800	PS Business Parks, Inc.(a)	288,000
21,900	Resource Capital Corp.	155,709
3,800	Sun Communities, Inc.(a)	109,896
43,600	Sunstone Hotel Investors, Inc.*	555,028

		5,863,370
Road & Rail — 0.6%
5,000	AMERCO*	312,250
15,700	Marten Transport Ltd.*	343,045
2,600	Werner Enterprises, Inc.	58,292

		713,587
Semiconductors & Semiconductor Equipment — 0.3%
16,200	Amkor Technology, Inc.*	122,148
16,800	Sigma Designs, Inc.*(a)	199,248

		321,396
Software — 1.2%
31,000	Epicor Software Corp.*	284,580
24,500	Fair Isaac Corp.	515,970
21,300	Kenexa Corp.*	319,713
3,600	MicroStrategy, Inc. (Class A Stock)*	275,760

		1,396,023
Specialty Retail — 3.6%
13,900	Asbury Automotive Group, Inc.*(a)	216,145
3,000	Big 5 Sporting Goods Corp.	50,850
22,400	Cabela’s, Inc.*(a)	406,784
12,900	Cato Corp. (The) (Class A Stock)	306,375
8,700	Children’s Place Retail Stores, Inc. (The)*	398,634
23,700	Collective Brands, Inc.*(a)	555,765
3,400	Dress Barn, Inc.*	94,112
4,300	DSW, Inc. (Class A Stock)*	129,860
5,300	Gymboree Corp.*(a)	260,389
18,300	Men’s Wearhouse, Inc. (The)	432,429
11,100	OfficeMax, Inc.*	210,900
32,100	Rent-A-Center, Inc.*	828,822
17,900	Stage Stores, Inc.	272,975

		4,164,040
Textiles, Apparel & Luxury Goods — 0.9%
2,800	Columbia Sportswear Co.	155,512
6,100	Oxford Industries, Inc.	131,699
19,800	Timberland Co. (The) (Class A Stock)*(a)	425,700
7,600	UniFirst Corp.	371,412

		1,084,323
Thrifts & Mortgage Finance — 1.2%
4,400	Berkshire Hills Bancorp, Inc.	92,400
28,300	Dime Community Bancshares	360,825
7,400	First Financial Holdings, Inc.	104,488
17,800	Flushing Financial Corp.	242,258

22,200	Washington Federal, Inc.	456,654
4,700	WSFS Financial Corp.(a)	197,917

		1,454,542
Tobacco — 0.4%
28,100	Alliance One International, Inc.*	143,029
6,900	Universal Corp.	357,282

		500,311
Trading Companies & Distributors — 1.1%
3,000	Applied Industrial Technologies, Inc.	92,340
12,400	Beacon Roofing Supply, Inc.*	275,280
3,700	Houston Wire & Cable Co.	48,655
12,200	Interline Brands, Inc.*	253,882
6,200	Rush Enterprises, Inc. (Class A Stock)*	100,564
7,700	TAL International Group, Inc.	200,123
8,100	WESCO International, Inc.*(a)	329,022

		1,299,866
Wireless Telecommunication Services — 0.3%
25,400	USA Mobility, Inc.*	354,076

	TOTAL LONG-TERM INVESTMENTS (cost $104,140,297)	115,389,664

SHORT-TERM INVESTMENT 19.0%
AFFILIATED MONEY MARKET MUTUAL FUND
22,145,176	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $22,145,176; includes $21,079,795 of cash collateral for securities on loan)(b)(c)	22,145,176

	TOTAL INVESTMENTS—118.0% (cost $126,285,473)(e)	137,534,840
	Liabilities in excess of other assets —(18.0)%	(20,984,162)

	NET ASSETS —100%	$116,550,678

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $19,966,367; cash collateral of $21,079,795 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of the Fund’s investments was $127,084,019; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,450,821; (gross unrealized appreciation - $20,506,189; gross unrealized depreciation - $10,055,368). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$115,389,664	$—	$—
Affiliated Money Market Mutual Fund	22,145,176	—	—

Total	$137,534,840	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5 (f/k/a Strategic Partners Style Specific Funds)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 24, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 24, 2010

*	Print the name and title of each signing officer under his or her signature.